Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

18. SUBSEQUENT EVENTS

On January 9, 2014, the Company declared a dividend of $0.25 per share or approximately $10.3 million, which was paid on February 20, 2014 to shareholders of record at January 31, 2014.

In January 2014, the Company entered into two sale agreements with an unrelated third party in respect of two Airbus A319-100 aircraft.

In February 2014, the Company purchased two aircraft for $36.5 million. The acquisition was partially financed with proceeds received from the Term Loan of $33.6 million.

On February 4, 2014, the Company entered into two purchase agreements with an unrelated third party for two Boeing 737-800 aircraft.